Notes to the consolidated balance sheet (Tables)	6 Months Ended
Jun. 30, 2023
Notes to the consolidated balance sheet
Schedule of intangible assets

In thousands of euros	June 30, 2023	Dec. 31, 2022
Intangible assets, gross	3,924	3,732
Amortization and impairment	(3,267)	(3,164)
Intangible assets, net	657	568

Schedule of property, plant and equipment

	June 30,	Dec. 31,
In thousands of euros	2023	2022
Property, plant and equipment, gross	16,993	15,941
Depreciation and impairment	(9,482)	(8,555)
Property, plant and equipment, net	7,511	7,385

Schedule of other non current assets

	June 30,	Dec. 31,
In thousands of euros	2023	2022
Long-term deposit accounts	9,300	700
Advance payments – non-current	895	895
Accrued income	79	65
Security deposits	8	8
Other non‑current assets	10,282	1,668

Schedule of inventories

	June 30,	Dec. 31,
In thousands of euros	2023	2022
Laboratory inventories	434	406
Inventories write‑down	(33)	(33)
Inventories	401	373

Schedule of trade receivables

	June 30,	Dec. 31,
In thousands of euros	2023	2022
3 months or less	2,224	—
Between 3 and 6 months	—	—
Between 6 and 12 months	—	—
More than 12 months	—	—
Trade receivables	2,224	—

Schedule of other current assets and receivables

	June 30,	Dec. 31,
In thousands of euros	2023	2022
CIR and other research tax credits	4,385	5,994
Other	19	13
Tax receivables	4,405	6,007
Prepaid expenses	8,576	8,601
Short-term deposit accounts	50	1,048
Current accrued income	758	117
Liquidity agreement - Cash	293	282
Sales tax receivable	3,000	3,057
Other receivables	1,424	162
Other current assets	14,101	13,267
Other current assets and receivables	18,505	19,274

Schedule of cash and cash equivalents

Net cash and cash equivalents	June 30,	Dec. 31,
In thousands of euros	2023	2022
Other cash equivalents(1)	19,561	16,798
Cash at bank and at hand	11,679	69,939
Cash and cash equivalents	31,240	86,736
(1)	Other cash equivalents correspond mainly to short-term bank deposits.

Schedule of changes in share capital

			Premiums
		Share	related to	Number of	Nominal
Date	Nature of the transactions	capital	share capital	shares	value
Balance at December 31, 2022		421,341	173,885,665	42,134,169	0.01
Balance at June 30, 2023		421,341	173,885,665	42,134,169	0.01

Schedule of debt

In thousands of euros	June 30, 2023	Dec. 31, 2022
Bank borrowings	28,245	29,689
Derivatives instruments	8,253	9,876
Other loans and similar borrowings(1)	1,958	316
Lease liabilities	4,932	4,510
Total debt	43,388	44,390
(1)	include accrued interests.

Schedule of movements in the period break down

In thousands of euros
January 1, 2023	44,390
Subscription of lease liabilities	1,153
Repayment of bank borrowings	(1,448)
Repayment of lease liabilities	(707)
Capitalized interest	1,646
Change in fair value of derivatives instruments	(1,623)
Exchange rate change	(24)
June 30, 2023	43,388

Schedule of valuation approach for BSA arrangement

BSA 2022
Grant date	11/28/2022
Expiration date	11/28/2030
Number of BSA issued	2,266,023
Number of shares per BSA	1
Subscription premium price per share (€)	0.01
Exercise price per share (€)	4.02
Valuation method	Longstaff Schwartz

	As of November 28, 2022
	(Grant Date)	As of December 31, 2022	As of June 30, 2023
Number of BSA outstanding	2,266,023	2,266,023	2,266,023
Stock price (€)	4.13	4.48	3.69
Maturity (years)	12	11.9	11.4
Volatility	68%	68%	68%
Cap of the put option (m€)	25.0	25.0	25.0
Risk free rate	Euribor 6M	Euribor 6M	Euribor 6M
Expected dividends	—	—	—
Fair Value (k€)	9,469	9,876	8,254
Unit fair value (€)	4.18	4.36	3.64

Schedule of provision recorded in respect of defined benefit schemes at the end of each reporting period

In thousands of euros	June 30, 2023	Dec. 31, 2022
Retirement benefit obligations	1,360	1,234
Total obligation	1,360	1,234

Schedule of change in the provision recorded in respect of defined benefit schemes

In thousands of euros	June 30, 2023	Dec. 31, 2022
Provision at beginning of period	(1,234)	(1,429)
Expense for the period	(113)	(230)
Actuarial gains or losses recognized in other comprehensive income	(14)	425
Provision at end of period	(1,360)	(1,234)

Schedule of expense recognized in the statement of income (loss)

In thousands of euros	June 30, 2023	Dec. 31, 2022
Service cost for the period	(90)	(237)
Interest cost for the period	(23)	(14)
Benefits for the period	—	21
Total	(113)	(230)

Schedule of maturity of long-term and short-term debt

June 30, 2023	Less than	Between	Between	More than
In thousands of euros	1 year	1 and 3 years	3 and 5 years	5 years
Bank borrowings	2,496	5,898	18,070	1,780
Derivatives	—	—	8,253	—
Other loans	56	—	1,902	—
Lease liabilities	1,568	3,363	—	—
Total debt	4,121	9,261	28,226	1,780

The maturity of long-term debt and of short-term borrowings and debt is determined according to repayment estimates as at June 30, 2023.

Dec. 31, 2022	Less than	Between	Between	More than
In thousands of euros	1 year	1 and 3 years	3 and 5 years	5 years
Bank borrowings	4,474	4,999	17,768	2,448
Derivatives	—	—	9,876	—
Other loans and similar borrowings	100	—	216	—
Lease liabilities	1,277	3,233	—	—
Total debt	5,851	8,232	27,860	2,448

Schedule of trade payables and other current liabilities

In thousands of euros	June 30, 2023	Dec. 31, 2022
Trade payables	28,691	19,359
Other current liabilities	4,981	5,485
Trade payables and other current liabilities	33,672	24,844

Schedule of trade payables break down by payment

In thousands of euros	June 30, 2023	Dec. 31, 2022
Due in 30 days	21,227	19,156
Due in 30-60 days	7,403	201
Due in more than 60 days	60	2
Trade payables	28,691	19,359

Schedule of other current liabilities

In thousands of euros	June 30, 2023	Dec. 31, 2022
Employee‑related payables	1,571	1,866
Accrued payroll and other employee-related taxes	1,281	1,340
Sales tax payables	1,893	2,128
Other accrued taxes and employee-related expenses	224	140
Other miscellaneous payables	12	12
Other current liabilities	4,981	5,485

Schedule of financial assets and liabilities

	June 30, 2023
			Financial
	Book value		assets/liabilities
	on the	Financial	carried at	Liabilities
	statement	assets carried	fair value	carried at
	of financial	at amortized	through	amortized
In thousands of euros	position	cost	profit or loss	cost	Fair value
Financial assets
Long-term accrued income	79	79	—	—	79
Long-term deposit accounts	9,300	9,300	—	—	9,300
Long-term security deposits	8	8	—	—	8
Advance payment	895	895	—	—	895
Current accrued income	758	758	—	—	758
Short-term deposit accounts	50	50	—	—	50
Trade receivables	2,224	2,224	—	—	2,224
Other receivables	1,717	1,717	—	—	1,717
Cash and cash equivalents	31,240	31,240	—	—	31,240
Total	46,271	46,271	—	—	46,271

Financial liabilities
Long-term debt (1)	31,014	—	—	31,014	30,417
Derivative instruments	8,253	—	8,253	—	8,253
Short-term debt	4,121	—	—	4,121	4,121
Trade payables	28,691	—	—	28,691	28,691
Long-term contract liabilities	61	—	—	61	61
Short-term contract liabilities	6	—	—	6	6
Other miscellaneous payables	12	—	—	12	12
Total	72,156	—	8,253	63,903	71,559
(1)	See Note 4.9 Financial debt detailing amortized cost and fair value of the Credit facility with the EIB

	December 31, 2022
			Financial
	Book Value		assets/liabilities
	on the	Financial	carried at	Liabilities
	statement	assets carried	fair value	carried at
	of financial	at amortized	through	amortized
(In thousands of euros)	position	cost	profit or loss	cost	Fair value
Financial assets
Long-term accrued income	65	65	—	—	65
Long-term deposit accounts	700	700	—	—	700
Long-term security deposits	8	8	—	—	8
Advance payment	895	895	—	—	895
Current accrued income	117	117	—	—	117
Short-term deposit accounts	1,048	1,048	—	—	1,048
Trade receivables	0	0	—	—	0
Other receivables	444	444	—	—	444
Cash and cash equivalents	86,736	86,736	—	—	86,736
Total	90,014	90,014	—	—	90,014

Financial liabilities
Long-term debt	28,663	—	—	28,663	28,663
Derivative instruments	9,876	—	9,876	—	9,876
Short-term debt	5,851	—	—	5,851	5,851
Trade payables	19,359	—	—	19,359	19,359
Long-term contract liabilities	55	—	—	55	55
Short-term contract liabilities	6	—	—	6	6
Other miscellaneous payables	12	—	—	12	12
Total	63,821	—	9,876	53,945	63,821

BSPCE share warrants and BSA share warrants
Notes to the consolidated balance sheet
Schedule of movements in BSPCE and BSA share warrants and Bonus shares

		Exercise	Outstanding				Outstanding	Number of
		price	at Jan 1,			Forfeited/	at June 30,	exercisable
Type	Grant Date	(in euros)	2023	Issued	Exercised	Lapsed	2023	shares
BSPCE 2013 plan	12/13/13	0.59	8,800	—	—	—	8,800	8,800
BSPCE 2021 plan	04/16/21	11.74	480,000	—	—	—	480,000	—
Total BSPCE share warrants			488,800	—	—	—	488,800	8,800
BSA — 2017 plan	05/29/17	6.68	130,000	—	—	—	130,000	130,000
BSA — 2018 plan	12/14/18	6.07	116,000	—	—	—	116,000	116,000
BSA — 2019 plan	06/28/19	2.20	10,000	—	—	—	10,000	10,000
BSA — 2019 bis plan	03/09/20	3.68	10,000	—	—	—	10,000	10,000
BSA — 2019 ter plan	03/09/20	3.68	36,000	—	—	—	36,000	36,000
BSA — 2021 plan	04/16/21	11.74	16,000	—	—	—	16,000	—
BSA 2023 plan	25/05/23	2.51	—	10,000	—	—	10,000	—
Total BSA share warrants			318,000	10,000	—	—	328,000	302,000
Total share warrants			806,800	10,000	—	—	816,800	310,800

AGA Plan 2023-1
Notes to the consolidated balance sheet
Schedule of movements in BSPCE and BSA share warrants and Bonus shares

		Reference	Outstanding				Outstanding	Number of
		price (in	at Jan 1,			Forfeited /	at June 30,	exercisable
Type	Grant date	euros)	2023	Issued	Exercised	Lapsed	2023	shares
AGA Plan 2021-1	04/16/21	11.30	340,800	—	—	—	340,800	—
AGA Plan 2021-bis	12/08/21	12.20	76,800	—	—	(4,000)	72,800	—
AGA 2022	12/08/22	4.18	373,000	—	—	(7,500)	365,500	—
AGA 2023-1	25/05/23	2.60	—	300,000	—	—	300,000	—
Total free shares			790,600	300,000	—	(11,500)	1,079,100	—

PAGUP 2023
Notes to the consolidated balance sheet
Schedule of movements in BSPCE and BSA share warrants and Bonus shares

		Reference	Outstanding				Outstanding	Number of
	Grant	price (in	at Jan 1,			Forfeited	at June 30,	exercisable
Type	date	euros)	2023	Issued	Exercised	/ Lapsed	2023	shares
PAGUP 2023	25/05/23	2.60	—	300,000	—	—	300,000	—
Total PAGUP			—	300,000	—	—	300,000	—